MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

CLASS A SHARES: MRAGX; CLASS C SHARES: MRCGX

MERIDIAN CONTRARIAN FUND

CLASS A SHARES: MFCAX; CLASS C SHARES: MFCCX

MERIDIAN ENHANCED EQUITY FUND®

CLASS A SHARES: MRAEX; CLASS C SHARES: MRCEX

MERIDIAN SMALL CAP GROWTH FUND

CLASS A SHARES: MSGAX; CLASS C SHARES: MSGCX

(each a “Fund”, and together, the “Funds”)

Supplement dated May 19, 2021

to the Funds’ Prospectus dated October 30, 2020

Effective as of the date noted above, the following changes are made to the Funds’ Prospectus:

The following language is added as the third paragraph of the “Shareholder Information – Choosing a Share Class” section of the Prospectus:

“Conversion of Class C shares to Class A shares. Class C shares of each Fund may automatically convert into Class A shares of the same Fund after they have been held for a certain number of years dependent on intermediary policy. Investors holding Class C shares of the Funds through a financial intermediary in “street name” may be subject to different eligibility requirements regarding the holding of Class C shares of the Funds. In this regard, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shares of the Funds may be converted to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Funds. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares. To the extent a financial intermediary’s policies provide for no such conversion, investors holding Class C shares through such financial intermediary may be disadvantaged relative to investors holding Class C shares either at the Funds’ transfer agent or through another financial intermediary. Because Class C shares pay higher ongoing asset-based distribution and shareholder servicing fees than Class A shares, financial intermediaries may have a conflict of interest in establishing their relevant conversion schedules and eligibility requirements. Additional information can be found in “Intermediary-Defined Sales Charge Waiver Policies,” contained in the Funds’ Prospectus and Statement of Additional Information.”

The first paragraph of the “Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.”

The second bullet point contained in the “Front-end sales load waivers on Class A shares available at Raymond James” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.”

The fourth bullet point contained in the “CDSC Waivers on Class C shares available at Raymond James” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.”

The “Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

“Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

●	Breakpoints as described in this prospectus.
●

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

●

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.”

The “Class A Shares Sales Charge as a Percentage of:” table contained within the “Shareholder Information – Choosing a Share Class – Eligible Investors – Class A Shares” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price[1]	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	None	None	None
[1]	Offering Price includes the initial sales charge.

The following information is inserted immediately prior to the “Shareholder Information – Choosing A Share Class – Eligible Investors – Class C” section of the Prospectus:

“Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

●	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

●	All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.”

***

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MERIDIAN FUND, INC.®

MERIDIAN GROWTH FUND®

MERIDIAN CONTRARIAN FUND

MERIDIAN ENHANCED EQUITY FUND®

MERIDIAN SMALL CAP GROWTH FUND

(each a “Fund”, and together, the “Funds”)

Supplement dated May 19, 2021

to the Funds’ Statement of Additional Information (“SAI”)

dated October 30, 2020

Effective as of the date noted above, the following changes are made to the Funds’ SAI:

The following language is added immediately prior to the “Intermediary-Defined Sales Charge Waiver Policies” section of the SAI:

“Conversion of Class C shares to Class A shares. Class C shares of each Fund may automatically convert into Class A shares of the same Fund after they have been held for a certain number of years dependent on intermediary policy. Investors holding Class C shares of the Funds through a financial intermediary in “street name” may be subject to different eligibility requirements regarding the holding of Class C shares of the Funds. In this regard, a financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shares of the Funds may be converted to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Funds. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares. To the extent a financial intermediary’s policies provide for no such conversion, investors holding Class C shares through such financial intermediary may be disadvantaged relative to investors holding Class C shares either at the Funds’ transfer agent or through another financial intermediary. Because Class C shares pay higher ongoing asset-based distribution and shareholder servicing fees than Class A shares, financial intermediaries may have a conflict of interest in establishing their relevant conversion schedules and eligibility requirements. Additional information can be found in “Intermediary-Defined Sales Charge Waiver Policies,” contained in the Funds’ Prospectus and Statement of Additional Information.”

The first paragraph contained in the “Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)” section of the SAI is hereby deleted in its entirety and replaced with the following:

“Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.”

The second bullet point contained in the “Front-end sales load waivers on Class A shares available at Raymond James” section of the SAI is hereby deleted in its entirety and replaced with the following:

“Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.”

The fourth bullet point contained in the “CDSC Waivers on Class C shares available at Raymond James” section of the SAI is hereby deleted in its entirety and replaced with the following:

“Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.”

The “Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation” section of the SAI is hereby deleted in its entirety and replaced with the following:

“Front-end load discounts available at Raymond James: breakpoints, rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.
•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.”

The “Class A Shares Sales Charge as a Percentage of:” table contained within the “Purchase, Redemption and Pricing of Shares – Class A Shares” section of the SAI is hereby deleted in its entirety and replaced with the following:

	Class A Shares Sales Charge as a Percentage of:
Amount of Purchase at Offering Price	Offering Price[1]	Net Amount Invested	Maximum Amount of Sales Charge Reallowed to Financial Intermediaries as a Percentage of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.60%
$1,000,000 or more	None	None	None

[1]	Offering Price includes the initial sales charge.

The following information is inserted immediately prior to the “Purchase, Redemption and Pricing of Shares – Class C Shares” section of the SAI:

“Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)

Effective July 1, 2020, shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares available at Stifel

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.”

***

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE